Consolidated Statements of Changes In Stockholder's Equity (USD $) In Thousands, except Share data	Total	Preferred stock	Common stock	Additional paid-in capital	Accumulated other comprehensive income (loss), net	Retained earnings
Balance Beginning at Dec. 31, 2007	$ 1,025,666	$ 0	$ 81	$ 456,582	$ 9,078	$ 559,925
Balance Beginning, Shares at Dec. 31, 2007		0	80,671,650
Comprehensive income:
Net income (loss)	351,475					351,475
Other comprehensive income (loss) -
Changes/Disposition in fair value of hedging positions of equity-method investments, net of tax	6,460				6,460
Foreign currency translation adjustment	(48,179)				(48,179)
Total comprehensive income/loss	309,756				(41,719)	351,475
Grant of restricted stock units	840			840
Restricted stock grant and compensation expense, net of forfeitures, shares			501,112
Restricted stock grant and compensation expense, net of forfeitures, value	4,686		1	4,685
Exercise of stock options, shares			426,592
Exercise of stock options, value	4,274			4,274
Tax benefit from exercise of stock options	5,411			5,411
Stock option compensation expense	2,643			2,643
Shares issued to settle restricted stock units, shares			14,559
Shares issued to pay performance share units, shares			74,405
Shares issued to pay performance share units, value	2,948			2,948
Shares issued under Employee Stock Purchase Plan, shares			56,754
Shares issued under Employee Stock Purchase Plan, value	1,833			1,833
Shares repurchased (withheld) and retired, shares			(3,717,000)
Shares repurchased (withheld) and retired, value	(103,784)		(4)	(103,780)
Balance Ending at Dec. 31, 2008	1,254,273	0	78	375,436	(32,641)	911,400
Balance Ending, Shares at Dec. 31, 2008		0	78,028,072
Comprehensive income:
Net income (loss)	(102,323)					(102,323)
Other comprehensive income (loss) -
Changes/Disposition in fair value of hedging positions of equity-method investments, net of tax	(3,881)				(3,881)
Foreign currency translation adjustment	17,526				17,526
Total comprehensive income/loss	(88,678)				13,645	(102,323)
Grant of restricted stock units	700			700
Restricted stock grant and compensation expense, net of forfeitures, shares			305,182
Restricted stock grant and compensation expense, net of forfeitures, value	5,838		1	5,837
Exercise of stock options, shares			38,717
Exercise of stock options, value	375			375
Tax benefit from exercise of stock options	170			170
Stock option compensation expense	2,401			2,401
Shares issued to pay performance share units, shares			71,392
Shares issued to pay performance share units, value	920			920
Shares issued under Employee Stock Purchase Plan, shares			133,360
Shares issued under Employee Stock Purchase Plan, value	2,308			2,308
Shares repurchased (withheld) and retired, shares			(17,373)
Shares repurchased (withheld) and retired, value	(262)			(262)
Balance Ending at Dec. 31, 2009	1,178,045	0	79	387,885	(18,996)	809,077
Balance Ending, Shares at Dec. 31, 2009		0	78,559,350
Comprehensive income:
Net income (loss)	81,817					81,817
Other comprehensive income (loss) -
Foreign currency translation adjustment	(6,704)				(6,704)
Total comprehensive income/loss	75,113				(6,704)	81,817
Grant of restricted stock units	950			950
Restricted stock grant and compensation expense, net of forfeitures, shares			342,694
Restricted stock grant and compensation expense, net of forfeitures, value	11,367			11,367
Exercise of stock options, shares			87,150
Exercise of stock options, value	927			927
Tax benefit from exercise of stock options	560			560
Stock option compensation expense	15,493			15,493
Shares issued under Employee Stock Purchase Plan, shares			94,250
Shares issued under Employee Stock Purchase Plan, value	2,233			2,233
Shares repurchased (withheld) and retired, shares			(132,391)
Shares repurchased (withheld) and retired, value	(4,137)			(4,137)
Balance Ending at Dec. 31, 2010	$ 1,280,551		$ 79	$ 415,278	$ (25,700)	$ 890,894
Balance Ending, Shares at Dec. 31, 2010			78,951,053